Share-based Payments (Tables)	12 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activities
The following table summarizes the stock option activity:

	For the Year Ended March 31
	2022		2023		2024
	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)
As of beginning of the year	3,357,200	¥4,082	3,347,100	¥4,094	3,303,600	¥4,111
Exercised	(10,100)	1	(43,500)	2,802	(122,700)	3,464
As of end of the year	3,347,100	4,094	3,303,600	4,111	3,180,900	4,136

Summary of Weighted Average Fair Value of Awards at Grant Date
The weighted average fair value of the awards at the grant date is as follows (in JPY):

	For the Year Ended March 31
	2022	2023	2024
BIP:
Weighted average fair value at grant date	¥3,738	¥3,759	¥4,527
ESOP:
Weighted average fair value at grant date	3,738	3,759	4,527
Equity-Settled LTIP:
Weighted average fair value at grant date	1,877 (USD16.90 in contractual currency)	1,909 (USD14.09 in contractual currency)	2,273 (USD15.71 in contractual currency)

Schedule of Award Activity related to Other Awards
The following table summarizes the award activity related to the BIP (the number of awards) (1 award represents 1 share of the Company's common stock), ESOP (the number of awards) (1 award represents 1 share of the Company's common stock) and Equity-settled LTIP (the number of awards) (1 award represents 1 share of the ADS). One ADS equals 0.5 of the Company's common stock:

	For the Year Ended March 31
	2022			2023			2024
	BIP	ESOP	Equity-Settled LTIP	BIP	ESOP	Equity-Settled LTIP	BIP	ESOP	Equity-Settled LTIP
At beginning of the year	1,035,843	7,751,952	23,412,994	1,216,361	3,372,452	40,861,734	1,311,989	773,844	59,752,598
Granted	536,121	534,437	29,211,506	544,491	450,340	38,897,622	338,189	363,559	36,531,621
Forfeited/expired before vesting	—	(552,490)	(4,270,590)	(13,554)	(96,015)	(4,682,948)	—	(39,545)	(4,747,804)
Vested	(355,603)	(4,361,447)	(7,466,212)	(435,309)	(2,949,200)	(15,237,880)	(450,206)	(351,096)	(25,916,216)
Transfer to Cash-Settled LTIP	—	—	(25,964)	—	—	(85,930)	—	—	(209,715)
Transfer to Cash-Settled RSU	—	—	—	—	(3,733)	—	—	—	—
At end of the year	1,216,361	3,372,452	40,861,734	1,311,989	773,844	59,752,598	1,199,972	746,762	65,410,484
The following table summarizes the award activity related to the PSARs (the number of awards) (1 award represents 1 share of the Company's common stock) :

	For the Year Ended March 31
	2022		2023		2024
	Number of PSARs	Weighted average exercise price (JPY)	Number of PSARs	Weighted average exercise price (JPY)	Number of PSARs	Weighted average exercise price (JPY)
As of beginning of the year	2,270,439	¥4,997	1,471,095	¥5,481	217,530	¥5,956
Forfeited/expired after vesting	(799,344)	5,134	(1,253,565)	6,054	(217,530)	6,428
As of end of the year	1,471,095	5,481	217,530	5,956	—	—
The following table summarizes the award activity related to the RSUs (the number of awards) (1 award represents 1 share of the Company’s common stock):

	For the Year Ended March 31
	2022	2023	2024
As of the beginning of the year	778,451	317,734	—
Forfeited/expired before vesting	(62,649)	(8,208)	—
Vested	(398,068)	(313,259)	—
Transfer from Equity-Settled ESOP	—	3,733	—
As of the end of the year	317,734	—	—
The following table summarizes the award activity related to the Cash-Settled LTIP Awards (the number of awards) (1 award represents 1 ADS):

	For the Year Ended March 31
	2022	2023	2024
As of the beginning of the year	262,994	296,640	367,642
Granted	153,604	213,224	197,798
Forfeited/expired before vesting	(25,682)	(30,372)	(38,245)
Vested	(120,240)	(197,780)	(341,148)
Transfer from Equity-Settled LTIP	25,964	85,930	209,715
As of the end of the year	296,640	367,642	395,762